Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[1]	£ 1,153.5
Payments due to vendors (earnout agreements) (note 18)		(542.9)	£ (630.7)	£ (870.7)	£ (976.5)
Ending balance		949.3
At Fair Value [member] | Level 1 [member] | Equity investments [member] | Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance		224.4
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(30.4)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(2.2)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2.1
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 18)		(542.9)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options		(261.2)	£ (258.1)
Gains recognised in the income statement		21.3
Losses recognised in other comprehensive income		0.0
Exchange adjustments		5.5
Additions		(37.7)
Disposals		0.0
Reclassifications from other investments to interests in associates		0.0
Settlements		7.8
Ending balance		(261.2)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other Investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		820.3
Gains recognised in the income statement		24.2
Losses recognised in other comprehensive income		(93.3)
Exchange adjustments		0.0
Additions		27.5
Disposals		(53.5)
Reclassifications from other investments to interests in associates		(0.3)
Settlements		0.0
Ending balance		£ 724.9

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.